Guarantees	12 Months Ended
Sep. 25, 2015
Guarantees [Abstract]
Guarantees
Guarantees
Certain of the Company's subsidiaries at the business segment level have guaranteed the performance of third-parties and provided financial guarantees for uncompleted work and financial commitments. The terms of these guarantees vary with end dates ranging from the current fiscal year through the completion of such transactions and would typically be triggered in the event of nonperformance. Performance under the guarantees, if required, would not have a material effect on the Company's financial position, results of operations or cash flows.
There are certain guarantees or indemnifications extended among Tyco, Medtronic, TE Connectivity, ADT and Pentair in accordance with the terms of the 2007 and 2012 Separation and Distribution Agreements and Tax Sharing Agreements. These guarantees primarily relate to certain contingent tax liabilities included in the Tax Sharing Agreements. See Note 6.
In addition, Tyco historically provided support in the form of financial and/or performance guarantees to various Medtronic, TE Connectivity, ADT and Tyco Flow Control operating entities. In connection with both the 2007 and 2012 Separations, the Company worked with the guarantee counterparties to cancel or assign these guarantees to Medtronic, TE Connectivity, ADT or Pentair, as appropriate. To the extent these guarantees were not assigned prior to the Separation dates, Tyco remained as the guarantor, but was typically indemnified by the former subsidiary. The Company's obligations related to the 2012 Separation were $3 million, which were included in Other liabilities within the Company's Consolidated Balance Sheets as of both September 25, 2015 and September 26, 2014, with an offset to Tyco shareholders' equity on the 2012 Separation date. The Company's obligations related to the 2007 Separation were $3 million, which were included in Other liabilities within the Company's Consolidated Balance Sheets as of both September 25, 2015 and September 26, 2014, with an offset to Tyco shareholders' equity on the 2007 Separation date.
In disposing of assets or businesses, the Company or its subsidiaries often provides representations, warranties and/or indemnities to cover various risks including, for example, unknown damage to the assets, environmental risks involved in the sale of real estate, liability to investigate and remediate environmental contamination at waste disposal sites and manufacturing facilities and unidentified tax liabilities and legal fees related to periods prior to disposition. The Company has no reason to believe that these contingencies, if realized, would have a material adverse effect on the Company's financial position, results of operations or cash flows. The Company has recorded liabilities for known indemnifications included as part of environmental liabilities. See Note 12 for further details on environmental matters.
In the normal course of business, the Company is liable for contract completion and product performance. In the opinion of management, such obligations will not significantly affect the Company's financial position, results of operations or cash flows.
During the year ended September 26, 2014, Tyco replaced available for sale investments held as collateral for the Company's insurable liabilities with letters of credit. As of September 25, 2015 and September 26, 2014, the Company had total outstanding letters of credit and bank guarantees of approximately $581 million and $662 million respectively.
The Company records estimated product warranty costs at the time of sale. See Note 1.
The changes in the carrying amount of the Company's warranty accrual from September 26, 2014 to September 25, 2015 were as follows ($ in millions):

Balance as of September 26, 2014	$28
Warranties issued	20
Changes in estimates	(3)
Settlements	(13)
Currency translation	(2)
Balance as of September 25, 2015	$30

Warranty accruals for businesses that are included in Liabilities held for sale within the Consolidated Balance Sheets are excluded from the table above. See Note 3.